SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 198,871	$ 212,174	[1]	$ 189,389	[1]
Gross profit	177,729	188,635	[1]	165,461	[1]
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	193,419	202,684		182,294
Gross profit	176,266	184,024		162,226
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,933	8,232		5,648
Gross profit	1,049	3,534		2,141
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	519	1,258		1,447
Gross profit	$ 414	$ 1,077		$ 1,094

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.